5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Portugal - Alvito
Exploration and Evaluation assets acquisition costs	$ 0	$ 0
Exploration and Evaluation assets acquisition costs	0	0	$ 0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	395,032	395,032
Write-down of exploration and evaluation assets		0
Portugal - Alvito | Concession fees and taxes
Mineral Exploration Expenses	30,425	18,574
Cumulative Mineral Exploration Expenses since acquisition	132,478	102,053
Portugal - Alvito | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	5,515	5,515
Portugal - Alvito | Drilling
Mineral Exploration Expenses	472,513	0
Cumulative Mineral Exploration Expenses since acquisition	472,513	0
Portugal - Alvito | Geological salaries and consulting
Mineral Exploration Expenses	459,193	527,082
Cumulative Mineral Exploration Expenses since acquisition	1,565,418	1,106,225
Portugal - Alvito | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Insurance
Mineral Exploration Expenses	1,240	814
Cumulative Mineral Exploration Expenses since acquisition	5,561	4,321
Portugal - Alvito | Legal and accounting
Mineral Exploration Expenses	0	16
Cumulative Mineral Exploration Expenses since acquisition	158	158
Portugal - Alvito | Office and administrative fees
Mineral Exploration Expenses	5,400	6,397
Cumulative Mineral Exploration Expenses since acquisition	37,320	31,920
Portugal - Alvito | Rent
Mineral Exploration Expenses	66,513	56,798
Cumulative Mineral Exploration Expenses since acquisition	179,602	113,089
Portugal - Alvito | Site costs
Mineral Exploration Expenses	25,777	19,811
Cumulative Mineral Exploration Expenses since acquisition	70,295	44,518
Portugal - Alvito | Travel
Mineral Exploration Expenses	18,418	25,606
Cumulative Mineral Exploration Expenses since acquisition	75,516	57,098
Portugal - Alvito | Reimbursements from optionee
Mineral Exploration Expenses	(1,079,479)	(655,098)
Cumulative Mineral Exploration Expenses since acquisition	(2,149,344)	(1,069,865)
Portugal - Alvito | Assaying
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvito | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade
Exploration and Evaluation assets acquisition costs	167,920	167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920	167,920
Mineral Exploration Expenses	815,848	217,413
Cumulative Mineral Exploration Expenses since acquisition	952,332	136,484
Write-down of exploration and evaluation assets		0
Portugal - Alvalade | Concession fees and taxes
Mineral Exploration Expenses	46,595	44,290
Cumulative Mineral Exploration Expenses since acquisition	311,861	265,266
Portugal - Alvalade | Depreciation
Mineral Exploration Expenses	10,058	0
Cumulative Mineral Exploration Expenses since acquisition	10,058	0
Portugal - Alvalade | Drilling
Mineral Exploration Expenses	485,935	0
Cumulative Mineral Exploration Expenses since acquisition	485,935	0
Portugal - Alvalade | Geological salaries and consulting
Mineral Exploration Expenses	182,622	98,544
Cumulative Mineral Exploration Expenses since acquisition	6,387,427	6,204,805
Portugal - Alvalade | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Insurance
Mineral Exploration Expenses	1,811	347
Cumulative Mineral Exploration Expenses since acquisition	20,418	18,607
Portugal - Alvalade | Legal and accounting
Mineral Exploration Expenses	226	0
Cumulative Mineral Exploration Expenses since acquisition	522	296
Portugal - Alvalade | Office and administrative fees
Mineral Exploration Expenses	35,292	6,333
Cumulative Mineral Exploration Expenses since acquisition	235,465	200,173
Portugal - Alvalade | Rent
Mineral Exploration Expenses	62,112	68,617
Cumulative Mineral Exploration Expenses since acquisition	492,391	430,279
Portugal - Alvalade | Site costs
Mineral Exploration Expenses	17,587	2,474
Cumulative Mineral Exploration Expenses since acquisition	178,714	161,127
Portugal - Alvalade | Travel
Mineral Exploration Expenses	5,981	2,067
Cumulative Mineral Exploration Expenses since acquisition	231,701	225,720
Portugal - Alvalade | Reimbursements from optionee
Mineral Exploration Expenses	(32,371)	(5,259)
Cumulative Mineral Exploration Expenses since acquisition	(7,402,160)	(7,369,789)
Portugal - Alvalade | Assaying
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas
Exploration and Evaluation assets acquisition costs	0	71,289
Exploration and Evaluation assets acquisition costs	0	0	71,289
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	66,322	66,322
Write-down of exploration and evaluation assets		(71,289)
Portugal - Covas | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	197,339	197,339
Portugal - Covas | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Geological salaries and consulting
Mineral Exploration Expenses	4,930	98,520
Cumulative Mineral Exploration Expenses since acquisition	2,094,650	2,089,720
Portugal - Covas | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	10,550	10,550
Portugal - Covas | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	130	130
Portugal - Covas | Office and administrative fees
Mineral Exploration Expenses	839	1,170
Cumulative Mineral Exploration Expenses since acquisition	26,160	25,321
Portugal - Covas | Rent
Mineral Exploration Expenses	3,107	8,790
Cumulative Mineral Exploration Expenses since acquisition	52,175	49,068
Portugal - Covas | Site costs
Mineral Exploration Expenses	550	552
Cumulative Mineral Exploration Expenses since acquisition	58,205	57,655
Portugal - Covas | Travel
Mineral Exploration Expenses	3,472	450
Cumulative Mineral Exploration Expenses since acquisition	60,210	56,738
Portugal - Covas | Reimbursements from optionee
Mineral Exploration Expenses	(12,898)	(109,482)
Cumulative Mineral Exploration Expenses since acquisition	(2,433,097)	(2,420,199)
Portugal - Covas | Assaying
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Covas | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others
Exploration and Evaluation assets acquisition costs	1,096,840	1,096,840
Exploration and Evaluation assets acquisition costs	1,096,840	1,096,840	1,096,840
Mineral Exploration Expenses	160,380	407,920
Cumulative Mineral Exploration Expenses since acquisition	3,561,528	3,401,148
Write-down of exploration and evaluation assets		0
Portugal - Others | Concession fees and taxes
Mineral Exploration Expenses	861	11,839
Cumulative Mineral Exploration Expenses since acquisition	348,359	347,498
Portugal - Others | Depreciation
Mineral Exploration Expenses	13,738	21,520
Cumulative Mineral Exploration Expenses since acquisition	89,331	75,593
Portugal - Others | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Geological salaries and consulting
Mineral Exploration Expenses	113,737	278,198
Cumulative Mineral Exploration Expenses since acquisition	2,589,743	2,476,006
Portugal - Others | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	32,377	32,377
Portugal - Others | Insurance
Mineral Exploration Expenses	2,279	5,090
Cumulative Mineral Exploration Expenses since acquisition	32,694	30,415
Portugal - Others | Legal and accounting
Mineral Exploration Expenses	239	155
Cumulative Mineral Exploration Expenses since acquisition	937	698
Portugal - Others | Office and administrative fees
Mineral Exploration Expenses	22,755	25,524
Cumulative Mineral Exploration Expenses since acquisition	207,454	184,699
Portugal - Others | Rent
Mineral Exploration Expenses	51,433	61,410
Cumulative Mineral Exploration Expenses since acquisition	343,609	292,176
Portugal - Others | Site costs
Mineral Exploration Expenses	16,419	8,848
Cumulative Mineral Exploration Expenses since acquisition	113,990	97,571
Portugal - Others | Travel
Mineral Exploration Expenses	3,823	5,692
Cumulative Mineral Exploration Expenses since acquisition	111,419	107,596
Portugal - Others | Reimbursements from optionee
Mineral Exploration Expenses	(64,904)	(10,356)
Cumulative Mineral Exploration Expenses since acquisition	(308,385)	(243,481)
Portugal - Others | Assaying
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo
Exploration and Evaluation assets acquisition costs	143,155	143,155
Exploration and Evaluation assets acquisition costs	143,155	143,155	143,155
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	149,944	149,944
Write-down of exploration and evaluation assets		0
Kosovo - Slivovo | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	9,998	9,998
Kosovo - Slivovo | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Kosovo - Slivovo | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	119,801	119,801
Kosovo - Slivovo | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	891,582	891,582
Kosovo - Slivovo | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	14,604	14,604
Kosovo - Slivovo | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	58,158	58,158
Kosovo - Slivovo | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	80,149	80,149
Kosovo - Slivovo | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	28,694	28,694
Kosovo - Slivovo | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	185,074	185,074
Kosovo - Slivovo | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	60,107	60,107
Kosovo - Slivovo | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(2,834,986)	(2,834,986)
Kosovo - Slivovo | Assaying
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	297,975	297,975
Kosovo - Slivovo | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Kosovo - Slivovo | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Kosovo - Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0	0
Mineral Exploration Expenses	89,808	235,563
Cumulative Mineral Exploration Expenses since acquisition	1,731,675	1,641,867
Write-down of exploration and evaluation assets		0
Kosovo - Others | Concession fees and taxes
Mineral Exploration Expenses	1,622	3,088
Cumulative Mineral Exploration Expenses since acquisition	203,411	201,789
Kosovo - Others | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Geological salaries and consulting
Mineral Exploration Expenses	70,432	73,176
Cumulative Mineral Exploration Expenses since acquisition	678,023	607,591
Kosovo - Others | Geology work
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	402,515	402,515
Kosovo - Others | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	14,790	14,790
Kosovo - Others | Legal and accounting
Mineral Exploration Expenses	215	13,500
Cumulative Mineral Exploration Expenses since acquisition	13,715	13,500
Kosovo - Others | Office and administrative fees
Mineral Exploration Expenses	1,676	82,182
Cumulative Mineral Exploration Expenses since acquisition	100,368	98,692
Kosovo - Others | Rent
Mineral Exploration Expenses	14,125	18,906
Cumulative Mineral Exploration Expenses since acquisition	81,364	67,239
Kosovo - Others | Site costs
Mineral Exploration Expenses	697	3,625
Cumulative Mineral Exploration Expenses since acquisition	194,297	193,600
Kosovo - Others | Travel
Mineral Exploration Expenses	1,041	6,976
Cumulative Mineral Exploration Expenses since acquisition	22,414	21,373
Kosovo - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(45,158)	(45,158)
Kosovo - Others | Assaying
Mineral Exploration Expenses		34,110
Cumulative Mineral Exploration Expenses since acquisition	65,936	65,936
Kosovo - Others | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0	0
Mineral Exploration Expenses	0	29,621
Cumulative Mineral Exploration Expenses since acquisition	252,083	252,083
Write-down of exploration and evaluation assets		0
Germany | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4	4
Germany | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	12,359	12,359
Germany | Geology work
Mineral Exploration Expenses	0	29,621
Cumulative Mineral Exploration Expenses since acquisition	223,619	223,619
Germany | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	5,255	5,255
Germany | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Assaying
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	10,846	10,846
Germany | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Germany | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0	0
Mineral Exploration Expenses	20,598	72,101
Cumulative Mineral Exploration Expenses since acquisition	248,848	228,250
Write-down of exploration and evaluation assets		0
Others | Concession fees and taxes
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Depreciation
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Drilling
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geology work
Mineral Exploration Expenses	15,592	42,664
Cumulative Mineral Exploration Expenses since acquisition	140,906	125,314
Others | Insurance
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Legal and accounting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Office and administrative fees
Mineral Exploration Expenses	4,313	16,717
Cumulative Mineral Exploration Expenses since acquisition	63,191	58,878
Others | Rent
Mineral Exploration Expenses	138	5,764
Cumulative Mineral Exploration Expenses since acquisition	20,560	20,422
Others | Site costs
Mineral Exploration Expenses	0	1,392
Cumulative Mineral Exploration Expenses since acquisition	8,865	8,865
Others | Travel
Mineral Exploration Expenses	555	5,564
Cumulative Mineral Exploration Expenses since acquisition	15,326	14,771
Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Assaying
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Report
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Trenching and road work
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Write-down of exploration and evaluation assets	$ 0	$ 71,289	$ 0